Income Taxes (Significant Components of Deferred Tax Assets and Liabilities) (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Jun. 30, 2011
Deferred tax assets
Deferred revenue		$ 525
Allowance for doubtful accounts	238	253
Stock-based compensation	1,016	529
Warranty		89
Accrued expenses	256	364
Research and development credits	468
Other	186	25
Total deferred tax assets	2,164	1,785
Deferred tax liabilities
Cumulative change in accounting method		(1,020)
Other	(1,050)	(548)
Total deferred tax liabilities	(1,050)	(1,568)
Net deferred tax assets (liabilities)	$ 1,114	$ 217